SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of Class A ordinary shares subject to possible redemption

Gross proceeds	$253,000,000
Less:
Fair value of Public Warrants at issuance	(11,005,500)
Fair value of Rights at issuance	(10,120,000)
Issuance costs allocated to Class A ordinary shares subject to possible redemption	(13,303,666)
Plus:
Accretion of carrying value to redemption value	34,429,166
Class A ordinary shares subject to possible redemption at December 31, 2021	$253,000,000
Accretion of carrying value to redemption value	3,818,611
Class A ordinary shares subject to possible redemption at December 31, 2022	$256,818,611
Accretion of carrying value to redemption value	1,846,926
Class A ordinary shares subject to possible redemption at March 31, 2023	$258,665,537

Gross proceeds	$253,000,000
Less:
Fair value of public warrants at issuance	(11,005,500)
Fair value of Rights at issuance	(10,120,000)
Issuance costs allocated to Class A ordinary shares subject to possible redemption	(13,303,666)
Plus:
Accretion of carrying value to redemption value	34,429,166
Class A ordinary shares subject to possible redemption at December 31, 2021	253,000,000
Plus:
Accretion of carrying value to redemption value	3,818,611
Class A ordinary shares subject to possible redemption at December 31, 2022	$256,818,611

Schedule of calculation of basic and diluted net loss per ordinary share

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	Three months ended March 31, 2023		Three Months Ended March 31, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Net loss	$(90,307)	$(21,885)	$(298,290)	$(72,286)
Denominator:
Basic and diluted weighted average shares outstanding	26,100,000	6,325,000	26,100,000	6,325,000
Basic and diluted net loss per share	$(0.00)	$(0.00)	$(0.01)	$(0.01)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

			For the period from July 2,
	For the year ended		2021 (inception) through
	December 31, 2022		December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$1,866,765	452,387	$(35,291)	$(75,047)
Denominator:
Basic and diluted weighted average shares outstanding	26,100,000	6,325,000	2,437,912	5,184,204
Basic and diluted net income (loss) per share	$0.07	$0.07	$(0.01)	$(0.01)